Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 grade_resin molder_and_extruder supplier	Feb. 28, 2011 SunBelt	Dec. 31, 2010 SunBelt	Nov. 30, 2010 Bayone	Dec. 21, 2011 ColorMatrix
Segment Reporting Information [Line Items]
Acquisition of outstanding equity interest					$ 486.1
PolyOne's ownership of Equity-Method Investee		50.00%	50.00%	50.00%
Number of products under distribution	3,500
Number of products sold	6,000
Number of suppliers	20